Supplemental Equity and Comprehensive Income Information - AOCI rf (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Stockholders' Equity Attributable to Parent, Beginning Balance	$ 13,109
Other comprehensive income (loss), before tax:
Stockholders' Equity Attributable to Parent, Ending Balance	11,708	$ 13,109
Accumulated Other Comprehensive Income (Loss)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Stockholders' Equity Attributable to Parent, Beginning Balance	(6,289)	(3,913)	$ (4,750)
Other comprehensive income (loss), before tax:
Amounts before reclassifications	132	(3,321)	801
Amounts reclassified out	363	357	691
Total other comprehensive income (loss), before tax	495	(2,964)	1,492
Tax effect	(565)	563	(655)
Total other comprehensive income (loss), net of tax	(70)	(2,401)	837
Impact From Purchase Of Subsidiary Shares		25
Stockholders' Equity Attributable to Parent, Ending Balance	(6,359)	(6,289)	(3,913)
Cumulative Translation Adjustment
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Stockholders' Equity Attributable to Parent, Beginning Balance	(1,095)	(188)	230
Other comprehensive income (loss), before tax:
Amounts before reclassifications	(447)	(856)	(462)
Total other comprehensive income (loss), before tax	(447)	(856)	(462)
Tax effect	(137)	(92)	44
Total other comprehensive income (loss), net of tax	(584)	(948)	(418)
Impact From Purchase Of Subsidiary Shares		41
Stockholders' Equity Attributable to Parent, Ending Balance	(1,679)	(1,095)	(188)
Gains (losses) associated with defined benefit pension and postretirement plans amortization
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Stockholders' Equity Attributable to Parent, Beginning Balance	(5,293)	(3,715)	(4,955)
Other comprehensive income (loss), before tax:
Amounts before reclassifications	367	(2,638)	1,361
Amounts reclassified out	537	360	569
Total other comprehensive income (loss), before tax	904	(2,278)	1,930
Tax effect	(415)	716	(690)
Total other comprehensive income (loss), net of tax	489	(1,562)	1,240
Impact From Purchase Of Subsidiary Shares		(16)
Stockholders' Equity Attributable to Parent, Ending Balance	(4,804)	(5,293)	(3,715)
Debt and equity security gains (losses)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Stockholders' Equity Attributable to Parent, Beginning Balance		(2)	(2)
Other comprehensive income (loss), before tax:
Amounts before reclassifications		2
Amounts reclassified out		1
Total other comprehensive income (loss), before tax		3
Tax effect		(1)
Total other comprehensive income (loss), net of tax		2
Stockholders' Equity Attributable to Parent, Ending Balance			(2)
Cash flow hedging instruments gains (losses)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Stockholders' Equity Attributable to Parent, Beginning Balance	99	(8)	(23)
Other comprehensive income (loss), before tax:
Amounts before reclassifications	212	171	(98)
Amounts reclassified out	(174)	(4)	122
Total other comprehensive income (loss), before tax	38	167	24
Tax effect	(13)	(60)	(9)
Total other comprehensive income (loss), net of tax	25	107	15
Stockholders' Equity Attributable to Parent, Ending Balance	$ 124	$ 99	$ (8)